CONSOLIDATED STATEMENTS OF OPERATIONS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	¥ 7,818,681	¥ 5,738,972	¥ 4,122,405
Cost of revenue	(6,039,252)	(4,188,521)	(3,079,679)
Gross profit	1,779,429	1,550,451	1,042,726
Operating expenses
Selling and marketing expenses	(148,614)	(134,937)	(129,901)
General and administrative expenses	(1,021,950)	(702,524)	(411,418)
Research and development expenses	(39,343)	(40,049)	(21,627)
Income from operations	569,522	672,941	479,780
Other income (expenses):
Interest income	50,445	29,011	53,017
Interest expenses	(1,654,737)	(1,316,506)	(968,693)
Foreign currency exchange loss, net	(7,644)	(21,038)	(6,000)
Government grants	88,209	27,050	9,898
Gain from purchase price adjustment	7,010	55,154
Others, net	(1,557)	4,952	5,565
Loss before income taxes	(948,752)	(548,436)	(426,433)
Income tax expenses	(242,461)	(120,778)	(15,650)
Net income	(1,191,213)	(669,214)	(442,083)
Net loss attributable to non-controlling interests	1,403
Net loss attributable to redeemable non-controlling interests	2,592	2,807
Net loss attributable to GDS Holdings Limited shareholders	(1,187,218)	(666,407)	(442,083)
Accretion to redemption value of redeemable non-controlling interests	(77,644)	(18,627)
Net loss available to GDS Holdings Limited shareholders	(1,264,862)	(685,034)	(442,083)
Change in redemption value of redeemable preferred shares			(17,760)
Cumulative dividend on redeemable preferred shares	(49,073)	(52,709)	(40,344)
Net loss available to GDS Holdings Limited ordinary shareholders	¥ (1,313,935)	¥ (737,743)	¥ (500,187)
Loss per Class A and Class B ordinary share
Loss per Class A and Class B ordinary share, basic	¥ (0.90)	¥ (0.59)	¥ (0.45)
Loss per Class A and Class B ordinary share, diluted	¥ (0.90)	¥ (0.59)	¥ (0.45)
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, basic	1,452,906,722	1,253,559,523	1,102,953,366
Weighted average number of ordinary share outstanding, diluted	1,452,906,722	1,253,559,523	1,102,953,366